John Hancock
Disciplined Value Mid Cap Fund
Quarterly portfolio holdings 6/30/2024

Fund’s investments
As of 6-30-24 (unaudited)
	Shares	Value
Common stocks 97.0%		$21,445,028,906
(Cost $15,554,476,861)
Communication services 0.8%		169,025,111
Entertainment 0.6%
Take-Two Interactive Software, Inc. (A)	776,297	120,706,421
Interactive media and services 0.2%
TripAdvisor, Inc. (A)	2,713,009	48,318,690
Consumer discretionary 11.4%		2,520,237,140
Automobile components 1.1%
Gentex Corp.	4,841,630	163,211,347
Lear Corp.	753,315	86,036,106
Automobiles 0.5%
Harley-Davidson, Inc.	3,041,017	101,995,710
Broadline retail 0.7%
eBay, Inc.	2,724,671	146,369,326
Diversified consumer services 1.1%
Frontdoor, Inc. (A)	3,492,588	118,014,549
H&R Block, Inc.	2,408,578	130,617,185
Hotels, restaurants and leisure 2.7%
Boyd Gaming Corp.	1,266,071	69,760,512
Churchill Downs, Inc.	1,017,398	142,028,761
Darden Restaurants, Inc.	448,986	67,940,562
Expedia Group, Inc. (A)	712,127	89,720,881
Marriott International, Inc., Class A	315,597	76,301,887
Wyndham Hotels & Resorts, Inc.	2,114,894	156,502,156
Household durables 2.1%
Garmin, Ltd.	1,041,628	169,702,034
NVR, Inc. (A)	20,594	156,278,805
Tempur Sealy International, Inc.	3,081,012	145,855,108
Specialty retail 2.7%
AutoZone, Inc. (A)	127,741	378,637,098
Ross Stores, Inc.	1,405,728	204,280,393
Textiles, apparel and luxury goods 0.5%
Ralph Lauren Corp.	668,255	116,984,720
Consumer staples 2.3%		514,775,507
Beverages 1.6%
Coca-Cola Europacific Partners PLC	1,939,996	141,367,509
Constellation Brands, Inc., Class A	807,635	207,788,333
Consumer staples distribution and retail 0.7%
U.S. Foods Holding Corp. (A)	3,126,079	165,619,665
Energy 5.7%		1,267,678,982
Energy equipment and services 2.1%
Halliburton Company	6,286,777	212,367,327
Tidewater, Inc. (A)	704,291	67,055,546
Weatherford International PLC (A)	1,565,428	191,686,659
Oil, gas and consumable fuels 3.6%
Chord Energy Corp.	979,767	164,287,331
Diamondback Energy, Inc.	792,711	158,692,815
EQT Corp.	3,638,237	134,542,004
Phillips 66	1,297,671	183,192,215
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Range Resources Corp.	4,648,228	$155,855,085
Financials 15.6%		3,461,012,279
Banks 2.9%
East West Bancorp, Inc.	1,195,554	87,550,419
Fifth Third Bancorp	8,308,550	303,178,990
Huntington Bancshares, Inc.	19,275,190	254,047,004
Capital markets 5.6%
Affiliated Managers Group, Inc.	534,821	83,555,085
Ameriprise Financial, Inc.	1,077,741	460,400,178
Ares Management Corp., Class A	839,151	111,842,045
Evercore, Inc., Class A	947,911	197,573,090
LPL Financial Holdings, Inc.	853,001	238,243,179
The Carlyle Group, Inc.	3,782,201	151,855,370
Consumer finance 2.4%
Ally Financial, Inc.	3,770,154	149,562,009
Discover Financial Services	701,681	91,786,892
SLM Corp.	5,295,291	110,089,100
Synchrony Financial	3,926,849	185,308,004
Financial services 1.5%
Fidelity National Information Services, Inc.	1,389,335	104,700,286
Rocket Companies, Inc., Class A (A)	6,904,592	94,592,910
Voya Financial, Inc.	1,801,734	128,193,374
Insurance 3.2%
Aon PLC, Class A	361,137	106,022,600
Everest Group, Ltd.	406,503	154,885,773
First American Financial Corp.	2,263,526	122,117,228
Markel Group, Inc. (A)	114,608	180,583,241
The Travelers Companies, Inc.	712,725	144,925,502
Health care 5.6%		1,237,975,923
Health care equipment and supplies 0.7%
Zimmer Biomet Holdings, Inc.	1,485,142	161,182,461
Health care providers and services 3.0%
Cencora, Inc.	1,611,696	363,115,109
Centene Corp. (A)	1,302,483	86,354,623
Molina Healthcare, Inc. (A)	736,302	218,902,585
Life sciences tools and services 1.9%
Avantor, Inc. (A)	5,090,168	107,911,562
ICON PLC (A)	958,655	300,509,583
Industrials 24.6%		5,430,774,769
Aerospace and defense 5.1%
BWX Technologies, Inc.	1,514,391	143,867,145
Curtiss-Wright Corp.	801,731	217,253,066
Howmet Aerospace, Inc.	3,720,524	288,824,278
L3Harris Technologies, Inc.	732,124	164,420,408
Textron, Inc.	3,590,185	308,253,284
Air freight and logistics 0.9%
Expeditors International of Washington, Inc.	1,570,201	195,945,383
Building products 3.5%
Advanced Drainage Systems, Inc.	1,040,199	166,837,518
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Industrials (continued)
Building products (continued)
Allegion PLC	1,591,391	$188,022,847
Builders FirstSource, Inc. (A)	527,082	72,953,420
Masco Corp.	3,975,230	265,028,584
Resideo Technologies, Inc. (A)	4,211,581	82,378,524
Commercial services and supplies 0.9%
RB Global, Inc. (B)	2,532,440	193,377,118
Electrical equipment 3.1%
AMETEK, Inc.	2,156,080	359,440,097
Atkore, Inc.	587,370	79,253,834
Generac Holdings, Inc. (A)	685,862	90,684,674
nVent Electric PLC	2,111,610	161,770,442
Ground transportation 1.8%
Landstar System, Inc.	862,252	159,068,249
Norfolk Southern Corp.	1,098,932	235,929,713
Machinery 4.4%
Dover Corp.	1,263,418	227,983,778
Fortive Corp.	2,289,429	169,646,689
ITT, Inc.	633,035	81,775,461
Otis Worldwide Corp.	1,463,951	140,919,923
Parker-Hannifin Corp.	690,019	349,018,510
Passenger airlines 0.5%
Alaska Air Group, Inc. (A)	2,908,200	117,491,280
Professional services 3.1%
Equifax, Inc.	593,637	143,933,227
Jacobs Solutions, Inc.	850,314	118,797,369
Leidos Holdings, Inc.	877,772	128,049,379
Robert Half, Inc.	2,131,906	136,399,346
Science Applications International Corp.	1,386,650	163,000,708
Trading companies and distributors 1.3%
Beacon Roofing Supply, Inc. (A)	1,292,097	116,934,779
Ferguson PLC	844,388	163,515,736
Information technology 10.6%		2,338,993,205
Electronic equipment, instruments and components 4.3%
Arrow Electronics, Inc. (A)	892,994	107,837,955
CDW Corp.	295,229	66,084,059
Flex, Ltd. (A)	7,503,303	221,272,405
Keysight Technologies, Inc. (A)	753,613	103,056,578
TE Connectivity, Ltd.	1,122,810	168,904,308
Zebra Technologies Corp., Class A (A)	894,189	276,241,808
IT services 0.7%
ASGN, Inc. (A)	744,063	65,604,035
Cognizant Technology Solutions Corp., Class A	1,496,600	101,768,800
Semiconductors and semiconductor equipment 2.1%
Microchip Technology, Inc.	1,398,288	127,943,352
NXP Semiconductors NV	363,824	97,901,400
Teradyne, Inc.	1,548,415	229,614,460
Software 2.0%
Check Point Software Technologies, Ltd. (A)	1,726,595	284,888,175
Gen Digital, Inc.	3,035,406	75,824,442
InterDigital, Inc. (B)	713,023	83,109,961
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.5%
Dell Technologies, Inc., Class C	1,543,937	$212,924,352
NetApp, Inc.	900,754	116,017,115
Materials 7.7%		1,705,160,280
Chemicals 3.4%
CF Industries Holdings, Inc.	2,256,662	167,263,787
Corteva, Inc.	2,197,269	118,520,690
DuPont de Nemours, Inc.	1,187,919	95,615,600
Olin Corp.	2,152,094	101,471,232
PPG Industries, Inc.	1,250,551	157,431,865
The Mosaic Company	3,664,724	105,910,524
Containers and packaging 2.5%
Avery Dennison Corp.	749,733	163,929,120
Ball Corp.	3,348,539	200,979,311
Packaging Corp. of America	1,065,804	194,573,178
Metals and mining 1.8%
Commercial Metals Company	2,505,578	137,781,734
Freeport-McMoRan, Inc.	4,090,703	198,808,166
Teck Resources, Ltd., Class B	1,312,632	62,875,073
Real estate 8.3%		1,829,085,254
Industrial REITs 1.0%
EastGroup Properties, Inc.	706,754	120,218,855
Rexford Industrial Realty, Inc.	2,128,624	94,915,344
Residential REITs 2.7%
American Homes 4 Rent, Class A	2,138,471	79,465,582
Equity LifeStyle Properties, Inc.	2,442,902	159,106,207
Equity Residential	1,996,404	138,430,653
Essex Property Trust, Inc.	517,531	140,871,938
Invitation Homes, Inc.	2,369,181	85,029,906
Retail REITs 2.0%
Regency Centers Corp.	3,061,015	190,395,133
Simon Property Group, Inc.	1,704,510	258,744,618
Specialized REITs 2.6%
Extra Space Storage, Inc.	991,715	154,122,428
Lamar Advertising Company, Class A	1,893,137	226,286,666
VICI Properties, Inc.	6,337,218	181,497,924
Utilities 4.4%		970,310,456
Electric utilities 2.2%
American Electric Power Company, Inc.	1,531,401	134,365,124
Entergy Corp.	1,439,441	154,020,187
FirstEnergy Corp.	2,667,045	102,067,812
OGE Energy Corp.	2,868,772	102,415,160
Multi-utilities 2.2%
CenterPoint Energy, Inc.	9,369,876	290,278,758
DTE Energy Company	1,686,005	187,163,415

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

	Yield (%)	Shares	Value
Short-term investments 3.1%			$685,124,664
(Cost $685,125,943)
Short-term funds 3.1%			685,124,664
John Hancock Collateral Trust (C)	5.2940(D)	1,454,671	14,542,053
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2397(D)	670,582,611	670,582,611

Total investments (Cost $16,239,602,804) 100.1%	$22,130,153,570
Other assets and liabilities, net (0.1%)	(31,414,046)
Total net assets 100.0%	$22,098,739,524

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-24. The value of securities on loan amounted to $14,226,720.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-24.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,454,671	$2,289,707	$96,475,250	$(84,223,308)	$1,053	$(649)	—	—	$14,542,053
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended June 30, 2024, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Rocket Companies, Inc., Class A*	6,904,592	$101,740,744	$374,065	$(1,581,165)	$134,732	$(6,075,466)	—	—	$94,592,910

*	The security was an affiliate at the beginning of the period but not at the end.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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